Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2016	¥18,774
2017	9,120
2018	6,614
2019	5,786
2020	5,499
Thereafter	40,115

Total	¥85,908

Amounts Due under Non Cancelable Contracts	As of March 31, 2015, the amounts due are as follows:

Years ending March 31,	Millions of yen
2016	¥3,933
2017	2,360
2018	1,624
2019	1,469
2020	1,058
Thereafter	59

Total	¥10,503

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2014 and 2015:

	2014			2015
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥349,435	¥3,577	2021	¥439,253	¥4,959	2022
Transferred loans	212,150	3,671	2045	213,099	2,357	2045
Consumer loans	96,183	9,607	2018	117,153	11,773	2018
Housing loans	56,021	7,013	2051	59,743	6,422	2051
Other	3,070	92	2024	2,963	28	2024

Total	¥716,859	¥23,960	—	¥832,211	¥25,539	—